TRANSACTIONS WITH PARTIES-IN-INTEREST (Details) - EBP 006 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Net assets available for benefits	$ 2,098,354,144	$ 1,885,575,832
Party-in-Interest
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Net assets available for benefits	808,718,351	711,529,168
Zions Bancorporation, N.A. common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividends	11,315,470	11,406,891
Investment acquired, excluding plan interest in master trust, cost	50,645,341
Investment sold, excluding plan interest in master trust, selling price	68,422,306
Investment acquired, excluding plan interest in master trust, cost, exchanges made by other participants	19,765,063
Net assets available for benefits	$ 366,899,621	$ 357,846,882	$ 317,121,737